Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40412
Entity Registrant Name	VICINITY MOTOR CORP.
Entity Central Index Key	0001834975
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	3168
Entity Address, Address Line Two	262nd Street
Entity Address, City or Town	Aldergrove
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4W 2Z6
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	VEV
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	45,667,706
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	271
Auditor Name	PricewaterhouseCoopers LLP
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	William Trainer
Entity Address, Address Line One	3168
Entity Address, Address Line Two	262nd Street
Entity Address, City or Town	Aldergrove
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V4W 2Z6
City Area Code	604
Local Phone Number	607-4000